SCHEDULE OF CALCULATIONS OF BASIC AND DILUTED EPS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ 9,340,000	$ (613,926)	$ (21,098,465)	$ (3,681,389)
Basic and diluted weighted average shares outstanding			10,097,052	4,183,625
Basic and diluted loss per common share:			$ (2.09)	$ (0.88)
Deemed dividend	(6,930,335)
Net income (loss), numerator, basic computation	2,409,665	(613,926)
Recognition and change in fair value of warrant liability	(12,425,426)
Net income (loss), numerator, diluted computation	$ (10,015,761)	$ (613,926)
Weighted average shares - denominator basic computation	18,225,241	7,542,377
Effect of stock awards	9,918
Effect of Series B warrant liability	3,145,032
Effect of preferred stock	2,219,084
Weighted average shares, as adjusted - denominator diluted computation	23,599,275	7,542,377
Earnings (loss) per common share - basic	$ 0.13	$ (0.08)		$ (0.88)
Earnings (loss) per common share - diluted	$ (0.42)	$ (0.08)